Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share (**)	[1]	3,161,779	3,161,779	3,161,779
Weighted average of the number of ordinary shares used to calculate diluted earnings per share (**)	[1]	3,161,779	3,317,185	3,161,779
The income (loss) used in calculation (in $) (in Dollars)		$ (2,819)	$ 1,798	$ (153)

[1]	The loss per share was calculated based on the Company’s issued and paid-up share capital on its incorporation date, and despite the fact that in the said years the Company has not yet been incorporated.